Income Taxes - Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Re-measurements of post-employment benefits	$ 19	$ 22	$ (39)
Cash flow and net investment hedges	88	108	(95)
Income tax (losses)/gains	$ 107	$ 130	$ (134)